Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred Stock, Shares Authorized (in shares)	20,655,895	20,655,895
Common Stock, Par Value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized (in shares)	29,000,000	29,000,000	29,000,000
Common Stock, Shares Issued (in shares)	5,720,009	5,720,009	5,720,009
Common Stock, Shares Outstanding (in shares)	5,720,009	5,720,009	5,720,009
Pieris Pharmaceuticals, Inc. [Member]
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued (in shares)	15,618	15,617	15,617
Preferred Stock, Shares Outstanding (in shares)	15,618	15,617	15,617
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	3,750,000	3,750,000	3,750,000
Common Stock, Shares Issued (in shares)	1,320,240	1,236,688	931,489
Common Stock, Shares Outstanding (in shares)	1,320,240	1,236,688	931,489